Summary of material accounting policies - Functional and reporting currency (Details) - SFr / $	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange rates [abstract]
Closing rate, USD 1	0.912	0.851	0.933
Weighted average exchange rate, USD 1	0.889	0.908	0.965